Leases (Annual Future Lease Commitments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	May 27, 2012	May 29, 2011
Leases [Abstract]
Capital lease, 2013	$ 5.2
Capital lease, 2014	5.4
Capital lease, 2015	5.5
Capital lease, 2016	5.6
Capital lease, 2017	5.8
Capital lease, Thereafter	67.2
Capital lease, Total future lease commitments	94.7
Capital lease, Less imputed interest (at 6.5%)	(38.7)
Capital lease, Present value of future lease commitments	56.0
Capital lease, Less current maturities	(1.6)
Capital lease, Obligations under capital leases, net of current maturities	54.4	56.0
Operating lease, 2013	151.5
Operating lease, 2014	142.0
Operating lease, 2015	130.0
Operating lease, 2016	114.5
Operating lease, 2017	96.3
Operating lease, Thereafter	302.5
Operating lease, Total future lease commitments	$ 936.8
Capital lease, imputed interest (percentage)	6.50%